Schedules of Investments (Unaudited)
Pax Core Bond Fund	September 30, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 98.8%
COMMUNITY INVESTMENT NOTES: 0.1%
CEI Investment Note, 2.000%, 11/03/23 (a)(b)	$298,550	$298,550
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (a)	250,000	240,105
(Cost $548,550)		538,655

CORPORATE BONDS: 35.1%
COMMUNICATION SERVICES: 2.5%
Alphabet, Inc., 1.900%, 08/15/40	700,000	450,508
Altice France Holding SA, 144A, 10.500%, 05/15/27 (c)	1,000,000	785,545
AT&T, Inc., 0.900%, 03/25/24	1,500,000	1,419,669
AT&T, Inc., 4.300%, 02/15/30	1,000,000	914,804
AT&T, Inc., 2.750%, 06/01/31	2,000,000	1,604,193
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (c)	1,000,000	813,710
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	921,698
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (c)	1,000,000	941,701
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,317,313
Level 3 Financing, Inc., 144A, 3.750%, 07/15/29 (c)	1,000,000	734,805
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (c)	1,000,000	789,851
T-Mobile USA, Inc., 4.750%, 02/01/28	1,000,000	945,775
T-Mobile USA, Inc., 3.500%, 04/15/31	1,500,000	1,262,880
T-Mobile USA, Inc., 3.000%, 02/15/41	1,000,000	670,177
Verizon Communications, Inc., 2.355%, 03/15/32	1,011,000	776,261
Verizon Communications, Inc., 3.400%, 03/22/41	1,500,000	1,098,776
Verizon Communications, Inc., 3.875%, 03/01/52	1,000,000	746,670
Warnermedia Holdings, Inc., 144A, 3.638%, 03/15/25 (c)	1,750,000	1,658,878
Warnermedia Holdings, Inc., 144A, 4.054%, 03/15/29 (c)	1,000,000	864,883
		18,718,097

CONSUMER DISCRETIONARY: 3.0%
Amazon.com, Inc., 2.730%, 04/13/24	500,000	488,852
Amazon.com, Inc., 3.450%, 04/13/29	2,500,000	2,313,104
Amazon.com, Inc., 2.875%, 05/12/41	800,000	586,413
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	627,422
American Museum of Natural History, The, 3.121%, 07/15/52	750,000	529,039
American University, The, 3.672%, 04/01/49	1,000,000	784,124
Aptiv, PLC/Corp., 3.250%, 03/01/32	750,000	598,053
California Endowment, The, 2.498%, 04/01/51	1,000,000	637,183

Doris Duke Charitable Foundation, The, 2.345%, 07/01/50	2,000,000	1,131,775
Expedia Group, Inc., 144A, 6.250%, 05/01/25 (c)	1,000,000	1,007,586
Ford Foundation, The, 2.415%, 06/01/50	750,000	465,079
Ford Motor Co., 3.250%, 02/12/32	2,350,000	1,696,828
Ford Motor Co., 4.750%, 01/15/43	1,000,000	665,045
Ford Motor Credit Co., LLC, 4.950%, 05/28/27	500,000	447,465
General Motors Co., 5.400%, 10/15/29	1,000,000	923,337
Home Depot, Inc., The, 2.875%, 04/15/27	750,000	694,486
Local Initiatives Support Corp., 1.000%, 11/15/25 (a)	1,000,000	875,047
Lowe’s Cos., Inc., 5.000%, 04/15/33	1,000,000	945,550
Lowe’s Cos., Inc., 2.800%, 09/15/41	750,000	479,410
Lowe’s Cos., Inc., 3.000%, 10/15/50	250,000	153,732
Macy’s Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	618,305
Massachusetts Institute of Technology, 3.067%, 04/01/52	700,000	508,789
Nature Conservancy, The, 3.957%, 03/01/52	750,000	611,860
Ontario Teachers’ Finance Trust, 144A, 1.250%, 09/27/30 (c)	1,000,000	777,813
Starbucks Corp., 2.250%, 03/12/30	1,000,000	810,512
Starbucks Corp., 4.450%, 08/15/49	2,000,000	1,638,431
Whirlpool Corp., 2.400%, 05/15/31	1,000,000	768,789
WK Kellogg Foundation Trust, 144A, 2.443%, 10/01/50 (c)	1,000,000	622,277
		22,406,306

CONSUMER STAPLES: 2.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.250%, 03/15/26 (c)	1,000,000	879,687
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (c)	1,000,000	896,016
Campbell Soup Co., 2.375%, 04/24/30 (d)	1,000,000	794,948
Capital Impact Partners, 2.300%, 10/15/24 (a)	500,000	467,898
Clorox Co., The, 1.800%, 05/15/30	1,500,000	1,159,187
CVS Health Corp., 4.300%, 03/25/28	219,000	206,937
CVS Health Corp., 2.125%, 09/15/31	2,000,000	1,544,321
CVS Health Corp., 5.125%, 07/20/45	1,000,000	877,898
CVS Health Corp., 5.050%, 03/25/48	1,000,000	883,004
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (c)	1,500,000	1,430,955
General Mills, Inc., 2.875%, 04/15/30	1,000,000	851,046
General Mills, Inc., 2.250%, 10/14/31	750,000	587,862
Kellogg Co., 2.100%, 06/01/30	1,000,000	794,469
Keurig Dr Pepper, Inc., 0.750%, 03/15/24	1,000,000	942,617
Keurig Dr Pepper, Inc., 3.200%, 05/01/30	1,000,000	852,153
Keurig Dr Pepper, Inc., 4.050%, 04/15/32	1,250,000	1,098,567
Keurig Dr Pepper, Inc., 3.350%, 03/15/51	250,000	163,338
Kraft Heinz Foods Co., 4.250%, 03/01/31	1,000,000	901,508
Kraft Heinz Foods Co., 4.375%, 06/01/46	1,000,000	779,542
PepsiCo., Inc., 2.875%, 10/15/49	1,000,000	704,010

PepsiCo., Inc., 3.900%, 07/18/32	1,000,000	925,812
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	852,904
Sysco Corp., 5.950%, 04/01/30	995,000	1,008,732
		19,603,411

ENERGY: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	927,639
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	923,468
		1,851,107

FINANCIALS: 12.0%
Aflac, Inc., 1.125%, 03/15/26	1,500,000	1,323,766
Aflac, Inc., 3.600%, 04/01/30	1,000,000	901,534
Allstate Corp., The, 1.450%, 12/15/30	2,000,000	1,513,286
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	777,033
Assured Guaranty US Holdings, Inc., 3.150%, 06/15/31	1,000,000	810,432
Astrazeneca Finance, LLC, 1.750%, 05/28/28	1,000,000	841,641
Bank of America Corp., 1.486%, 05/19/24 (d)(e)	1,650,000	1,609,870
Bank of America Corp., 0.981%, 09/25/25 (e)	2,000,000	1,821,036
Bank of America Corp., 3.559%, 04/23/27 (e)	1,000,000	924,147
Bank of America Corp., 2.572%, 10/20/32 (e)	1,000,000	765,920
Bank of America Corp., 4.083%, 03/20/51 (e)	1,000,000	756,323
Bank of Montreal, 1.250%, 09/15/26	2,000,000	1,712,449
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	917,406
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	854,703
BNG Bank NV, 144A, 0.500%, 11/24/25 (c)	250,000	221,704
Calvert Impact Capital, Inc., 3.000%, 03/14/25 (a)	1,000,000	1,000,000
Century Housing Corp., 0.950%, 02/15/23	1,000,000	987,160
Chubb INA Holdings, Inc., 1.375%, 09/15/30	2,000,000	1,511,471
Chubb INA Holdings, Inc., 2.850%, 12/15/51	250,000	163,910
Citigroup, Inc., 1.281%, 11/03/25 (e)	1,500,000	1,371,317
Citigroup, Inc., 2.014%, 01/25/26 (e)	2,000,000	1,839,466
Goldman Sachs Group Inc., The, 0.855%, 02/12/26 (e)	2,500,000	2,231,997
Goldman Sachs Group, Inc., The, 3.210%, 04/22/42 (e)	750,000	510,305
ING Groep NV, 3.869%, 03/28/26 (e)	1,500,000	1,423,117
JPMorgan Chase & Co., 0.653%, 09/16/24 (e)	3,000,000	2,862,308
JPMorgan Chase & Co., 0.563%, 02/16/25 (e)	2,000,000	1,870,984
JPMorgan Chase & Co., 0.768%, 08/09/25 (e)	2,000,000	1,834,769
JPMorgan Chase & Co., 2.947%, 02/24/28 (e)	1,000,000	885,363
JPMorgan Chase & Co., 3.964%, 11/15/48 (e)	1,000,000	751,067
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	2,988,868
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	5,000,000	4,884,366
Kreditanstalt fuer Wiederaufbau, 0.500%, 09/20/24 (d)	1,000,000	928,788

Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25	3,000,000	2,827,958
Kreditanstalt fuer Wiederaufbau, 3.125%, 06/10/25	2,000,000	1,938,118
Kreditanstalt fuer Wiederaufbau, 0.375%, 07/18/25	1,000,000	896,310
Kreditanstalt fuer Wiederaufbau, 0.625%, 01/22/26	5,000,000	4,434,775
Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/26 (d)	1,500,000	1,319,154
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29	4,000,000	3,446,012
MetLife, Inc., 4.875%, 11/13/43	1,000,000	896,676
Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (c)(d)	3,000,000	2,691,708
Morgan Stanley, 0.560%, 11/10/23 (e)	3,000,000	2,983,691
Morgan Stanley, 3.625%, 01/20/27	2,000,000	1,862,782
Morgan Stanley, 4.457%, 04/22/39 (e)	1,000,000	848,524
Morgan Stanley, 6.375%, 07/24/42	1,000,000	1,041,001
National Bank of Canada, 0.550%, 11/15/24 (e)	1,600,000	1,515,466
NatWest Group, PLC, 2.359%, 05/22/24 (e)	2,000,000	1,953,606
OneMain Finance Corp., 3.500%, 01/15/27	1,000,000	780,938
PNC Financial Services Group Inc., The, 1.150%, 08/13/26	1,000,000	870,805
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	448,066
Progressive Corp., The, 3.200%, 03/26/30	1,500,000	1,320,389
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	223,852
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	827,580
Royal Bank of Canada, 3.970%, 07/26/24	1,000,000	982,931
Royal Bank of Canada, 1.150%, 06/10/25	2,000,000	1,807,037
Sumitomo Mitsui Financial Group, Inc., 0.508%, 01/12/24	2,000,000	1,885,393
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	961,132
Toronto-Dominion Bank, The, 2.800%, 03/10/27	750,000	676,814
Toronto-Dominion Bank, The, 4.456%, 06/08/32	800,000	731,574
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	819,665
Truist Financial Corp., 1.267%, 03/02/27 (e)	2,500,000	2,176,161
USAA Capital Corp., 144A, 2.125%, 05/01/30 (c)	1,000,000	804,846
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (c)	1,000,000	748,941
		88,518,411

HEALTH CARE: 3.4%
AbbVie, Inc., 3.200%, 11/21/29	1,000,000	876,256
AbbVie, Inc., 4.250%, 11/21/49	1,000,000	804,048
Agilent Technologies, Inc., 2.300%, 03/12/31	2,000,000	1,563,331
Amgen, Inc., 3.000%, 02/22/29	750,000	656,408
Amgen, Inc., 4.200%, 03/01/33	500,000	453,169
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (c)	1,000,000	892,150
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	931,691
Becton Dickinson & Co., 4.298%, 08/22/32	750,000	685,295
Becton Dickinson & Co., 4.669%, 06/06/47	1,000,000	861,794
Bristol-Myers Squibb Co., 3.550%, 03/15/42	1,000,000	785,099

Elevance Health, Inc., 2.375%, 01/15/25	1,000,000	944,743
Elevance Health, Inc., 1.500%, 03/15/26	500,000	444,175
Elevance Health, Inc., 4.101%, 03/01/28	1,000,000	947,239
Elevance Health, Inc., 2.250%, 05/15/30	1,000,000	808,152
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (c)	1,000,000	845,990
Kaiser Foundation Hospitals, 2.810%, 06/01/41	1,000,000	700,376
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	709,681
Laboratory Corp of America Holdings, 1.550%, 06/01/26	1,000,000	877,304
Merck & Co., Inc., 2.350%, 06/24/40	1,000,000	674,140
Novant Health, Inc., 2.637%, 11/01/36	1,500,000	1,093,294
Pfizer, Inc., 1.750%, 08/18/31	2,250,000	1,758,452
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	942,418
Seattle Children’s Hospital, 1.208%, 10/01/27	1,000,000	825,819
Thermo Fisher Scientific, Inc., 1.750%, 10/15/28 (d)	500,000	418,753
Thermo Fisher Scientific, Inc., 2.000%, 10/15/31	1,500,000	1,183,851
UnitedHealth Group, Inc., 3.700%, 05/15/27 (d)	750,000	714,468
UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	351,317
UnitedHealth Group, Inc., 3.050%, 05/15/41	750,000	546,593
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	900,571
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	927,021
		25,123,598

INDUSTRIALS: 2.9%
Ashtead Capital, Inc., 144A, 5.500%, 08/11/32 (c)	2,000,000	1,859,462
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	752,784
Caterpillar, Inc., 2.600%, 04/09/30	1,000,000	852,203
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,087,265
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	1,000,000	774,305
Masco Corp., 1.500%, 02/15/28	1,000,000	808,060
Nature Conservancy, The, 1.861%, 07/01/33	266,000	197,327
Norfolk Southern Corp., 2.300%, 05/15/31	2,500,000	2,005,673
Norfolk Southern Corp., 2.900%, 08/25/51	1,500,000	953,836
Republic Services, Inc., 1.450%, 02/15/31	2,000,000	1,495,945
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,150,428
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (c)	1,000,000	847,255
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (a)	2,000,000	1,878,411
Union Pacific Corp., 2.400%, 02/05/30	500,000	418,665
Union Pacific Corp., 3.200%, 05/20/41	1,000,000	748,003
United Rentals North America, Inc., 5.250%, 01/15/30	2,000,000	1,812,880
Waste Management, Inc., 3.150%, 11/15/27 (d)	2,500,000	2,290,279
Waste Management, Inc., 2.500%, 11/15/50 (d)	350,000	214,033
Xylem, Inc., 1.950%, 01/30/28	1,500,000	1,268,386
		21,415,200

INFORMATION TECHNOLOGY: 3.2%
Analog Devices, Inc., 2.950%, 04/01/25	1,000,000	962,228
Analog Devices, Inc., 1.700%, 10/01/28 (d)	750,000	627,181
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,352,247
Apple, Inc., 2.375%, 02/08/41	1,000,000	694,741
Apple, Inc., 2.400%, 08/20/50	1,000,000	623,641
Apple, Inc., 3.950%, 08/08/52	750,000	627,787
Block, Inc., 3.500%, 06/01/31 (d)	2,000,000	1,554,560
Broadcom, Inc., 144A, 3.500%, 02/15/41 (c)	1,000,000	676,659
Dell International, LLC/EMC Corp., 6.020%, 06/15/26	1,000,000	1,005,038
Hewlett Packard Enterprise Co., 1.450%, 04/01/24	2,500,000	2,374,770
HP, Inc., 4.750%, 01/15/28	500,000	470,035
HP, Inc., 2.650%, 06/17/31	1,500,000	1,102,923
MasterCard, Inc., 2.950%, 06/01/29	500,000	445,935
MasterCard, Inc., 2.950%, 03/15/51	1,000,000	682,686
Microchip Technology, Inc., 0.972%, 02/15/24	1,000,000	942,890
Microsoft Corp., 2.921%, 03/17/52	1,000,000	707,538
NetApp, Inc., 1.875%, 06/22/25	1,000,000	914,304
NortonLifeLock, Inc., 144A, 6.750%, 09/30/27 (c)	600,000	577,149
NortonLifeLock, Inc., 144A, 7.125%, 09/30/30 (c)	550,000	533,167
NXP BV/Funding, LLC/USA, Inc., 2.500%, 05/11/31	1,500,000	1,129,524
NXP BV/Funding, LLC/USA, Inc., 5.000%, 01/15/33	800,000	719,493
TSMC Arizona Corp., 3.125%, 10/25/41	750,000	559,002
TSMC Global, Ltd., 144A, 1.250%, 04/23/26 (c)	1,000,000	878,478
Visa, Inc., 3.650%, 09/15/47	2,000,000	1,568,220
Western Digital Corp., 2.850%, 02/01/29	1,000,000	778,455
		23,508,651

MATERIALS: 0.3%
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (c)	1,000,000	734,093
Ecolab, Inc., 2.125%, 08/15/50	500,000	281,807
Ecolab, Inc., 2.750%, 08/18/55	950,000	590,106
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (c)	1,000,000	826,372
		2,432,378

REAL ESTATE: 1.8%
Alexandria Real Estate Equities, Inc., 2.000%, 05/18/32	500,000	368,274
Alexandria Real Estate Equities, Inc., 1.875%, 02/01/33	1,000,000	704,118
American Tower Corp., 1.600%, 04/15/26	500,000	436,393
American Tower Corp., 3.650%, 03/15/27	500,000	457,874
American Tower Corp., 2.100%, 06/15/30	250,000	191,816
American Tower Corp., 2.950%, 01/15/51	500,000	301,083

Crown Castle, Inc., 1.050%, 07/15/26	1,000,000	845,900
Crown Castle, Inc., 3.300%, 07/01/30	500,000	419,341
Crown Castle, Inc., 2.500%, 07/15/31	500,000	386,005
Equinix, Inc., 1.000%, 09/15/25 (d)	1,000,000	882,800
Equinix, Inc., 3.900%, 04/15/32	1,250,000	1,063,888
HAT Holdings I ,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (c)	850,000	683,175
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 3.750%, 09/15/30 (c)	1,000,000	729,275
Prologis, LP, 1.250%, 10/15/30	500,000	373,215
Prologis, LP, 1.625%, 03/15/31	1,000,000	759,137
SBA Tower Trust, 144A, 1.631%, 11/15/26 (c)	1,000,000	853,716
SBA Tower Trust, 144A, 1.840%, 04/15/27 (c)	2,000,000	1,690,739
Welltower, Inc., 2.050%, 01/15/29	750,000	603,252
Welltower, Inc., 2.750%, 01/15/32	500,000	388,816
Welltower, Inc., 3.850%, 06/15/32	1,500,000	1,283,332
		13,422,149

UTILITIES: 3.0%
AES Corp., The, 1.375%, 01/15/26	2,000,000	1,724,935
AES Corp., The, 2.450%, 01/15/31	1,000,000	766,510
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	2,539,186
Avangrid, Inc., 3.200%, 04/15/25	1,000,000	946,766
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (c)	2,000,000	1,590,955
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	879,946
DTE Electric Co., 1.900%, 04/01/28	1,500,000	1,277,930
DTE Electric Co., 3.950%, 03/01/49	1,000,000	804,756
Georgia Power Co., 3.250%, 03/15/51	1,000,000	662,024
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (c)	1,000,000	807,200
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (c)	2,000,000	1,546,170
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	2,698,480
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (c)	1,000,000	869,100
PG&E Energy Recovery Funding, LLC, 2.822%, 07/15/46	750,000	512,836
SCE Recovery Funding, LLC, 2.943%, 11/15/42	1,250,000	972,060
Southern Power Co., 4.150%, 12/01/25	1,000,000	966,183
Southern Power Co., 0.900%, 01/15/26	500,000	435,345
Southwestern Public Service Co., 3.150%, 05/01/50	1,500,000	1,027,386
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (c)(d)	750,000	671,091
Union Electric Co., 2.150%, 03/15/32	1,000,000	773,785
		22,472,644

TOTAL CORPORATE BONDS
(Cost $307,542,959)		259,471,952

U.S. GOVERNMENT AGENCY BONDS: 1.2%
AGENCY SECURITIES: 1.2%
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,998,579
United States International Development Finance Corp., 3.410%, 09/15/26 (e)	1,333,333	1,333,333
United States International Development Finance Corp., 3.130%, 04/15/28	1,000,000	936,188
United States International Development Finance Corp., 1.650%, 04/15/28	500,000	436,710
United States International Development Finance Corp., 1.440%, 04/15/28	1,000,000	864,685
United States International Development Finance Corp., 3.150%, 03/15/30 (e)	2,000,000	2,000,000
United States International Development Finance Corp., 3.520%, 09/20/32	1,428,572	1,359,544

TOTAL U.S. GOVERNMENT AGENCY BONDS		8,929,039
(Cost $9,260,273)

GOVERNMENT BONDS: 0.7%
Caisse d’Amortissement de la Dette Sociale, 144A, 1.375%, 01/20/31 (c)	3,000,000	2,411,957
Kommunalbanken AS, 144A, 0.500%, 10/21/24 (c)	500,000	463,108
Kommunalbanken AS, 144A, 1.125%, 10/26/26 (c)	1,500,000	1,320,854
Kommunalbanken AS, 144A, 1.125%, 06/14/30 (c)	1,000,000	802,152

TOTAL GOVERNMENT BONDS		4,998,071
(Cost $5,579,732)

SUPRANATIONAL BONDS: 12.2%
Council Of Europe Development Bank, 3.000%, 06/16/25	1,000,000	965,728
European Bank for Reconstruction & Development, 0.250%, 07/10/23	3,000,000	2,910,328
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	2,846,069
European Bank for Reconstruction & Development, 0.500%, 11/25/25	3,000,000	2,655,263
European Investment Bank, 2.500%, 03/15/23	5,000,000	4,967,894
European Investment Bank, 0.250%, 09/15/23	2,000,000	1,924,602
European Investment Bank, 3.125%, 12/14/23	3,000,000	2,958,102
European Investment Bank, 3.250%, 01/29/24	8,000,000	7,889,005
European Investment Bank, 2.750%, 08/15/25	2,000,000	1,914,899
European Investment Bank, 1.375%, 03/15/27	2,000,000	1,773,227
European Investment Bank, 1.750%, 03/15/29	800,000	694,935
European Investment Bank, 0.750%, 09/23/30 (d)	1,000,000	778,830
European Investment Bank, 1.250%, 02/14/31 (d)	2,000,000	1,624,064
Inter-American Development Bank, 0.250%, 11/15/23	4,000,000	3,833,590
Inter-American Development Bank, 2.625%, 01/16/24	3,000,000	2,934,747
Inter-American Development Bank, 0.340%, 10/15/24	4,000,000	3,681,071
Inter-American Development Bank, 1.750%, 03/14/25 (d)	3,000,000	2,818,804
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	2,707,503

Inter-American Development Bank, 0.875%, 04/20/26	2,000,000	1,773,530
Inter-American Development Bank, 1.500%, 01/13/27	2,000,000	1,789,348
Inter-American Development Bank, 0.625%, 09/16/27	600,000	504,325
Inter-American Development Bank, 3.500%, 09/14/29	2,000,000	1,921,918
Inter-American Development Bank, 1.125%, 01/13/31	3,250,000	2,593,186
Inter-American Investment Corp., 2.625%, 04/22/25	1,000,000	955,912
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	7,529,207
International Bank for Reconstruction & Development, 0.625%, 04/22/25	5,000,000	4,553,121
International Bank for Reconstruction & Development, 0.500%, 10/28/25	500,000	444,998
International Bank for Reconstruction & Development, 3.125%, 06/15/27	2,000,000	1,910,354
International Bank for Reconstruction & Development, 0.750%, 11/24/27	1,000,000	841,653
International Bank for Reconstruction & Development, 1.375%, 04/20/28	1,500,000	1,289,015
International Bank for Reconstruction & Development, 3.007%, 02/11/31 (e)	2,000,000	1,995,527
International Bank for Reconstruction & Development, 1.625%, 11/03/31	1,500,000	1,232,862
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,639,971
International Development Association, 144A, 0.375%, 09/23/25 (c)	3,200,000	2,842,864
International Finance Corp., 0.375%, 07/16/25	1,000,000	896,996
International Finance Corp., 0.750%, 10/08/26	2,250,000	1,956,611
Nordic Investment Bank, 0.375%, 09/20/24	1,500,000	1,389,352
Nordic Investment Bank, 0.375%, 09/11/25	3,000,000	2,673,367

TOTAL SUPRANATIONAL BONDS		90,612,778
(Cost $98,373,804)

MUNICIPAL BONDS: 2.2%
California Health Facilities Financing Authority, 1.970%, 06/01/23	500,000	492,192
California Health Facilities Financing Authority, 4.190%, 06/01/37	1,000,000	873,884
California State University, 2.795%, 11/01/41	500,000	349,880
California State University, 2.939%, 11/01/52	905,000	600,574
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	883,274
City of San Francisco CA Public Utilities Commission Water Revenue, 3.303%, 11/01/39	2,000,000	1,635,262
Commonwealth of Massachusetts, 3.881%, 01/15/31	2,000,000	1,871,805
Commonwealth of Massachusetts, 3.277%, 06/01/46	2,000,000	1,531,491
Massachusetts School Building Authority, 3.395%, 10/15/40	1,000,000	793,748
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,234,372
State of California, 7.550%, 04/01/39	2,000,000	2,495,659
State of Oregon, 4.721%, 05/01/42	2,000,000	1,867,051
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,127
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,223,856

TOTAL MUNICIPAL BONDS		15,978,175
(Cost $18,654,795)

U.S. TREASURY NOTES: 15.1%
0.125%, 07/15/24 (TIPS)	4,991,080	4,821,141
3.000%, 07/15/25	9,000,000	8,700,117
0.625%, 01/15/26 (TIPS)	3,740,700	3,571,619
3.250%, 06/30/27	22,000,000	21,206,797
0.375%, 07/15/27 (TIPS)	4,844,720	4,522,145
2.875%, 04/30/29	9,000,000	8,403,750
0.875%, 11/15/30	2,000,000	1,593,906
2.875%, 05/15/32	7,500,000	6,935,742
5.000%, 05/15/37	2,000,000	2,270,820
3.250%, 05/15/42	33,000,000	29,297,813
1.000%, 02/15/48 (TIPS)	1,201,470	975,592
2.875%, 05/15/52	23,000,000	19,294,844

TOTAL U.S. TREASURY NOTES		111,594,286
(Cost $120,732,437)

ASSET-BACKED SECURITIES: 6.3%
CarMax Auto Owner Trust 2019-4, 2.800%, 04/15/26	2,000,000	1,936,264
CarMax Auto Owner Trust 2020-3, 2.530%, 01/15/27	2,000,000	1,904,700
College Avenue Student Loans 2021-B, LLC, 144A, 1.760%, 06/25/52 (c)	402,282	345,485
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (c)	592,678	569,112
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (c)	635,456	583,494
Commonbond Student Loan Trust 2020-A-GS, 144A, 1.980%, 08/25/50 (c)	553,812	493,229
Commonbond Student Loan Trust 2021-A-GS, 144A, 1.200%, 03/25/52 (c)	302,250	251,415
Commonbond Student Loan Trust 2021-B-GS, 144A, 1.170%, 09/25/51 (c)	388,456	339,264
Foundation Finance Trust 2019-1, 144A, 3.860%, 11/15/34 (c)	1,362,429	1,336,038
Foundation Finance Trust 2021-1, 144A, 1.270%, 05/15/41 (c)	1,382,028	1,239,784
Foundation Finance Trust 2021-2, 144A, 2.190%, 01/15/42 (c)	560,282	512,517
FRTKL 2021-SFR1, 144A, 1.571%, 09/17/38 (c)	1,000,000	860,574
GoodLeap Sustainable Home Solutions Trust 2022-2, 144A, 4.000%, 04/20/49 (c)	2,511,290	2,297,660
Loanpal Solar Loan 2021-1, Ltd., 144A, 2.290%, 01/20/48 (c)	916,105	753,417
Loanpal Solar Loan 2021-2 Ltd, 144A, 2.220%, 03/20/48 (c)	584,162	466,002
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (c)	492,306	466,198
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (c)	536,062	488,128
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (c)	780,424	726,327
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (c)	410,622	356,945
Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (c)	466,940	403,383
Mosaic Solar Loan Trust 2020-2, 144A, 3.000%, 08/20/46 (c)	842,011	768,692
Mosaic Solar Loan Trust 2020-2, 144A, 1.440%, 08/20/46 (c)	958,718	802,354

Mosaic Solar Loan Trust 2021-1, 144A, 1.510%, 12/20/46 (c)	878,740	687,026
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (c)	443,964	423,929
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (c)	534,156	493,105
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (c)	339,958	328,122
Mosaic Solar Loans Trust 2021-2, 144A, 2.090%, 04/22/47 (c)	806,979	653,441
OneMain Financial Issuance Trust 2022-S1, 144A, 4.130%, 05/14/35 (c)	1,800,000	1,712,518
PACEWell 5 Trust, 144A, 2.628%, 10/10/59 (c)	1,087,253	900,262
Progress Residential 2022-SFR1 Trust, 144A, 2.709%, 02/17/41 (c)	1,500,000	1,268,748
Service Experts Issuer 2021-1, LLC, 144A, 2.670%, 02/02/32 (c)	1,204,169	1,089,812
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (c)(e)	1,900,000	1,851,556
SoFi Professional Loan Program 2017-D, LLC, 144A, 3.610%, 09/25/40 (c)	1,500,000	1,438,129
SoFi Professional Loan Program 2017-E, LLC, 144A, 3.490%, 11/26/40 (c)	750,000	713,585
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (c)	1,800,000	1,706,532
SoFi Professional Loan Program 2018-B Trust, 144A, 3.830%, 08/25/47 (c)	500,000	466,822
Sofi Professional Loan Program 2019-C, LLC, 144A, 2.370%, 11/16/48 (c)	1,530,423	1,434,678
Sunnova Helios II Issuer, LLC 2019-A, 144A, 3.750%, 06/20/46 (c)	1,599,579	1,413,658
Sunnova Helios II Issuer, LLC 2021-B, 144A, 1.620%, 07/20/48 (c)	2,210,447	1,756,296
Sunnova Helios IV Issuer, LLC, 144A, 2.980%, 06/20/47 (c)	766,495	667,498
Sunnova Helios V Issuer, LLC, 144A, 1.800%, 02/20/48 (c)	431,434	347,794
Sunnova Helios VII Issuer, LLC, 144A, 2.330%, 10/20/48 (c)	933,091	782,111
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (c)	927,814	779,431
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (c)	914,718	858,430
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (c)	924,166	820,170
Tesla Auto Lease Trust 2020-A, 144A, 4.640%, 08/20/24 (c)	1,000,000	988,373
Tesla Auto Lease Trust 2021-A, 144A, 1.340%, 03/20/25 (c)	500,000	463,357
Tesla Auto Lease Trust 2021-A, 144A, 1.180%, 03/20/25 (c)	750,000	710,495
Tesla Auto Lease Trust 2021-B, 144A, 1.120%, 09/22/25 (c)	500,000	460,194
Tricon American Homes 2020-SFR2 Trust, 144A, 1.482%, 11/17/39 (c)	1,438,309	1,188,245
Triumph Rail Holdings, LLC, 144A, 2.150%, 06/19/51 (c)	938,426	806,769
TRP 2021, LLC, 144A, 2.070%, 06/19/51 (c)	980,216	838,088
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (c)	930,139	824,587

TOTAL ASSET-BACKED SECURITIES		46,774,743
(Cost $52,272,487)

MORTGAGE-BACKED SECURITIES: 25.9%
GINNIE MAE (MORTGAGE-BACKED): 0.4%
1.550%, 06/16/36	50,852	50,743
3.020%, 09/15/41	1,659,335	1,558,077
2.889%, 09/16/50 (e)	854,504	834,735
3.098%, 03/16/55 (e)	596,378	540,473
		2,984,028

FREDDIE MAC (MORTGAGE-BACKED): 6.4%
2.939%, 04/25/29	3,000,000	2,744,110
0.704%, 04/25/29 (e)	493,206	426,528
2.412%, 08/25/29	2,000,000	1,752,313
1.503%, 09/25/30	651,000	523,187
1.487%, 11/25/30	2,000,000	1,595,511
1.132%, 01/25/31	1,412,092	1,204,301
1.204%, 09/25/31	613,501	531,183
3.400%, 08/25/32 (e)	2,000,000	1,824,089
3.123%, 08/25/32 (e)	1,750,000	1,560,240
4.500%, 01/01/34	523,665	519,168
3.833%, 01/25/34, 144A (c)(e)	434,165	423,676
3.000%, 03/01/35	3,082,762	2,846,441
4.000%, 10/01/35	956,910	913,730
2.500%, 11/01/36	1,418,054	1,229,953
4.000%, 07/01/37	1,883,584	1,822,118
4.033%, 01/25/42, 144A (c)(e)	1,100,000	1,000,873
3.500%, 01/01/44	946,687	870,391
3.500%, 02/01/45	970,882	898,515
3.000%, 06/01/46	1,231,766	1,098,296
3.000%, 01/01/47	1,375,116	1,225,362
3.000%, 12/01/49	1,822,689	1,603,309
3.000%, 02/01/50	2,374,532	2,099,073
3.000%, 03/01/50	1,181,098	1,037,390
5.544%, 03/25/50, 144A (c)(e)	881,032	881,312
2.500%, 05/01/50	1,532,629	1,296,828
2.000%, 02/01/51	2,610,599	2,131,847
4.000%, 08/01/51	3,612,608	3,369,366
3.000%, 04/01/52	4,938,214	4,315,656
4.500%, 08/01/52	1,982,415	1,895,742
5.500%, 09/01/52	4,000,000	4,005,738
		47,646,246

FANNIE MAE (MORTGAGE-BACKED): 17.1%
2.851%, 02/25/27 (e)	2,116,582	1,975,740
3.002%, 01/25/28 (e)	1,817,851	1,689,962
3.158%, 03/25/28 (e)	1,257,705	1,167,714
3.412%, 06/25/28 (e)	1,818,021	1,707,749
3.665%, 09/25/28 (e)	1,865,296	1,772,007
2.937%, 06/25/29	1,819,587	1,660,506
1.429%, 12/25/30 (e)	2,700,000	2,134,702
2.000%, 03/01/36	2,441,398	2,156,797

4.000%, 03/01/38	893,832	862,383
2.000%, 11/01/40	1,732,906	1,453,717
2.500%, 12/01/40	2,576,120	2,225,632
2.000%, 12/01/40	4,206,062	3,528,519
4.000%, 02/01/41	1,513,123	1,443,926
4.183%, 11/25/41, 144A (c)(e)	1,500,000	1,345,002
4.000%, 01/01/42	1,389,178	1,325,739
3.000%, 01/01/42	2,782,820	2,485,258
3.500%, 01/01/43	1,367,645	1,258,714
3.000%, 02/01/43	1,005,449	902,023
3.500%, 07/01/43	3,708,600	3,396,407
3.500%, 08/01/45	960,974	884,036
3.000%, 06/01/46	1,263,087	1,117,032
4.500%, 09/01/46	800,695	785,209
3.000%, 11/01/46	2,933,696	2,616,113
4.000%, 05/01/47	919,973	873,250
3.500%, 06/01/47	859,301	788,566
3.500%, 11/01/47	1,143,448	1,045,981
4.000%, 01/01/48	898,069	850,217
3.500%, 04/01/48	1,747,840	1,600,321
3.500%, 06/01/48	1,171,101	1,071,321
3.500%, 09/01/49	4,597,156	4,187,570
3.000%, 10/01/49	1,395,340	1,230,047
3.500%, 01/01/50	2,773,421	2,530,462
4.000%, 03/01/50	980,157	919,783
3.000%, 03/01/50	915,419	805,740
2.500%, 03/01/50	1,784,945	1,511,725
2.500%, 08/01/50	1,818,060	1,540,823
2.500%, 09/01/50	6,056,989	5,127,131
2.000%, 10/01/50	3,363,378	2,761,486
3.000%, 11/01/50	1,403,508	1,232,325
2.500%, 11/01/50	1,823,160	1,543,406
1.500%, 11/01/50	2,476,597	1,913,180
2.500%, 12/01/50	3,812,579	3,226,713
2.000%, 12/01/50	1,617,666	1,319,701
2.500%, 01/01/51	1,654,713	1,399,717
2.500%, 05/01/51	1,589,651	1,343,310
2.500%, 07/01/51	8,238,242	6,954,079
2.000%, 09/01/51	2,835,564	2,307,718
2.500%, 10/01/51	2,786,240	2,350,432
2.000%, 10/01/51	2,876,878	2,341,677
2.500%, 11/01/51	2,924,462	2,465,145
3.500%, 01/01/52	2,576,361	2,327,437

3.000%, 02/01/52	2,819,362	2,466,348
2.500%, 02/01/52	3,774,524	3,180,631
3.500%, 03/01/52	2,949,431	2,662,958
3.500%, 04/01/52	6,756,913	6,097,871
3.500%, 06/01/52	7,840,077	7,078,376
4.000%, 07/01/52	3,960,367	3,685,270
3.500%, 07/01/52	3,981,861	3,614,037
		126,249,641

COMMERCIAL MORTGAGE-BACKED: 2.0%
Angel Oak Mortgage Trust 2022-2, 144A, 3.353%, 01/25/67 (c)(e)	1,829,924	1,649,897
Angel Oak Mortgage Trust 2022-5, 144A, 4.500%, 05/25/67 (c)	1,720,735	1,649,765
Connecticut Avenue Securities Trust 2021-R01, 144A, 3.733%, 10/25/41 (c)(e)	645,000	613,560
Connecticut Avenue Securities Trust 2022-R08, 144A, 4.733%, 07/25/42 (c)(e)	726,237	723,169
Flagstar Mortgage Trust 2021-5INV, 144A, 2.500%, 07/25/51 (c)(e)	800,712	694,788
Flagstar Mortgage Trust 2021-6INV, 144A, 2.500%, 08/25/51 (c)(e)	1,622,360	1,412,438
Mello Mortgage Capital Acceptance 2021-INV1, 144A, 2.500%, 06/25/51 (c)(e)	819,093	705,682
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (c)(e)	972,900	934,973
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (c)(e)	413,016	388,838
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (c)(e)	567,593	541,145
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (c)(e)	1,223,400	1,151,229
Radnor RE 2018-1, Ltd., 144A, 3.844%, 03/25/28 (c)(e)	117,756	117,757
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 03/25/48 (c)(e)	94,178	88,190
Sequoia Mortgage Trust 2021-4, 144A, 2.500%, 06/25/51 (c)(e)	1,764,717	1,526,324
SLG Office Trust 2021-OVA, 144A, 2.585%, 07/15/41 (c)	750,000	602,815
Towd Point Mortgage Trust 2015-2, 144A, 3.750%, 11/25/57 (c)(e)	78,593	78,450
Towd Point Mortgage Trust 2015-2, 144A, 3.371%, 11/25/60 (c)(e)	1,922,340	1,898,938
		14,777,958
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $218,742,129)		191,657,873

TOTAL BONDS
(Cost $831,707,166)		730,555,572

CERTIFICATES OF DEPOSIT: 0.0% (f)
Community Credit Union of Lynn, 2.200%, 11/29/22 (a)	250,000	249,629
(Cost $250,000)

MONEY MARKET: 1.2%
State Street Institutional U.S. Government Money Market Fund, 2.940% (g)(h)	8,852,797	8,852,797
(Cost $8,852,797)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.071% (g)(h)	5,742,235	5,742,235
(Cost $5,742,235)

TOTAL INVESTMENTS: 100.8%
(Cost $846,552,198)		745,400,233

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.8%		(5,742,235)

OTHER ASSETS AND LIABILITIES - (NET): 0.0% (f)		6,647

Net Assets: 100.0%		$739,664,645

(a)	Illiquid security.
(b)	Security valued using significant unobservable inputs.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Security of partial position of this security was on loan as of September 30, 2022. The total market value of securities on loan as of September 30, 2022 was $10,375,654.
(e)	Rate shown reflects the accrual rate as of September 30, 2022 on securities with variable or step rates.
(f)	Rounds to less than 0.05%.
(g)	Rate shown represents annualized 7-day yield as of September 30, 2022.
(h)	Premier Class shares

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

September 30, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,215,496,698	$-	$-	$1,215,496,698
Cash Equivalents	27,430,976	-	-	27,430,976
Total	$1,242,927,674	$-	$-	$1,242,927,674
Small Cap
Common Stocks	$555,709,053	$-	$-	$555,709,053
Cash Equivalents	27,353,766	-	-	27,353,766
Total	$583,062,819	$-	$-	$583,062,819
US Sustainable Economy
Common Stocks	$232,964,922	$-	$-	$232,964,922
Cash Equivalents	1,649,759	-	-	1,649,759
Total	$234,614,681	$-	$-	$234,614,681
Global Sustainable Infrastructure
Common Stocks	$45,310,606	$44,347,112	$-	$89,657,718
Rights	2,776	-	-	2,776
Cash Equivalents	1,075,669	-	-	1,075,669
Total	$46,389,051	$44,347,112	$-	$90,736,163
Global Opportunities
Common Stocks	$55,076,661	$39,604,406	$-	$94,681,067
Preferred Stocks	-	984,098	-	984,098
Cash Equivalents	1,347,269	-	-	1,347,269
Total	$56,423,930	$40,588,504	$-	$97,012,434
Global Environmental Markets
Common Stocks	$1,194,576,258	$775,717,550	$-	$1,970,293,808
Cash Equivalents	49,170,382	-	-	49,170,382
Total	$1,243,746,640	$775,717,550	$-	$2,019,464,190
Global Women’s Leadership
Common Stocks	$518,408,126	$186,520,449	$-	$704,928,575
Preferred Stocks	-	480,036	-	480,036
Cash Equivalents	1,456,819	-	-	1,456,819
Total	$519,864,945	$187,000,485	$-	$706,865,430
International Sustainable Economy
Common Stocks	$-	$712,474,432	$-	$712,474,432
Preferred Stocks	-	367,368	-	367,368
Cash Equivalents	36,682,347	-	-	36,682,347
Total	$36,682,347	$712,841,800	$-	$749,524,147
Core Bond
Community Investment Notes	$-	$240,105	$298,550	$538,655
Corporate Bonds	-	259,471,952	-	259,471,952
U.S. Gov't Agency Bonds	-	8,929,039	-	8,929,039
Government Bonds	-	4,998,071	-	4,998,071
Supranational Bonds	-	90,612,778	-	90,612,778
Municipal Bonds	-	15,978,175	-	15,978,175
U.S. Treasury Notes	-	111,594,286	-	111,594,286
Asset-Backed Securities	-	46,774,743	-	46,774,743
Mortgage-Backed Securities	-	191,657,873	-	191,657,873
Certificates of Deposit	-	249,629	-	249,629
Cash Equivalents	14,595,032	-	-	14,595,032
Total	$14,595,032	$730,506,651	$298,550	$745,400,233
High Yield Bond
Community Investment Notes	$-	$240,105	$510,838	$750,943
Common Stocks	1,191,484	-	0	1,191,484
Preferred Stocks	-	-	0	0
Corporate Bonds	-	520,491,029	-	520,491,029
Loans	-	18,025,909	-	18,025,909
Medium Term Certificates of Deposit	-	500,000	-	500,000
Cash Equivalents	26,418,363	-	-	26,418,363
Total	$27,609,847	$539,257,043	$510,838	$567,377,728
Sustainable Allocation
Affiliated Investment Companies	$1,925,715,049	$-	$-	$1,925,715,049
Cash Equivalents	113,019,852	-	-	113,019,852
Total	$2,038,734,901	$-	$-	$2,038,734,901

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 09/30/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/22
Sustainable Allocation
Large Cap	76,137,343	269,222	1,434,720	73,199,887	$1,132,162,284	$3,166,047	$(3,945,753)	$(277,327,828)	$811,054,749
Small Cap	4,377,966	4,538	306,373	4,076,131	83,137,569	62,760	(773,361)	(21,461,688)	55,965,280
Global Sustainable Infrastructure	7,758,860	117,523	-	7,876,383	78,752,429	1,010,700	-	(18,091,048)	61,672,081
Global Opportunities	4,015,222	14,619	-	4,029,841	68,861,063	189,165	-	(20,087,660)	48,962,568
Global Environmental Markets	2,851,724	9,134	233,754	2,627,104	72,433,778	163,139	(824,844)	(22,163,851)	44,608,222
Global Women's Leadership	1,992,667	20,216	-	2,012,883	70,400,912	548,462	-	(19,922,798)	51,026,576
International Sustainable Economy	15,930,405	258,583	2,037,387	11,480,289	171,411,156	2,141,067	1,808,689	(47,865,986)	84,494,926
Core Bond	71,152,536	7,201,072	-	78,849,105	726,467,396	11,778,046	-	(119,354,644)	678,890,797
High Yield	13,284,046	2,494,274	-	15,985,610	91,394,238	3,225,952	-	(18,580,341)	89,039,850
Total					$2,495,020,825	$22,285,338	$(3,735,269)	$(564,855,844)	$1,925,715,049

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.